STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 4	€ 21
Property, plant and equipment	8,186	8,256
Non-current financial assets	519	505
Total non-current assets	8,709	8,782
Current assets
Trade receivables	0	62
Other current assets	9,139	6,035
Cash and cash equivalents	83,921	119,151
Total current assets	93,060	125,248
TOTAL ASSETS	101,769	134,030
Shareholders’ equity
Share capital	1,045	1,033
Premiums related to share capital	255,767	255,735
Accumulated other comprehensive income	643	555
Treasury shares	(202)	(196)
Reserve	(183,459)	(153,069)
Net loss for the period	(47,003)	(33,590)
Total shareholders’ equity	26,790	70,468
Non-current liabilities
Non-current provisions	318	414
Non-current financial liabilities	37,816	44,107
Total non-current liabilities	38,134	44,522
Current liabilities
Current provisions	110	40
Current financial liabilities	8,204	4,872
Trade payables and other payables	6,482	7,106
Other current liabilities	5,531	7,022
Deferred revenues and contract liabilities	16,518	0
Total current liabilities	36,845	19,041
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 101,769	€ 134,030